Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Income [Abstract]
Reversal of provisions of shared-based payment reserves (note 20)	$ 2,214,795
Write off of payables and other provisions	563,841	20,563	1,101
Other non-operating income	46,738	20,856	59,396
Total	$ 2,825,374	$ 41,419	$ 60,497